Discontinued Operations (Schedule of Liabilities Used In Discontinued Operations) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable and accrued expenses	$ 2,609	$ 2,634	$ 4,249
Reward points payable		0	9,029
Current portion of loan payable	221	217	0
Current liabilities of discontinued operations	2,830	2,851	13,278
Non-current liabilities:
Other long-term liabilities	0	0	538
Non-current liabilities of discontinued operations	$ 0	$ 0	$ 538